Organization and Description of Business	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

Note 1 - Organization and Description of Business

Angkasa-X Holdings Corp. (“Angkasa-X”) is a BVI company incorporated on January 22, 2021, and conduct our business in Malaysia through our subsidiaries AngkasaX Sdn. Bhd.

On January 27, 2021, our Company has acquired Angkasa-X Holdings Corp., a company incorporated in Labuan, Malaysia. In consideration of the equity interests of Angkasa-X Holdings Corp., our Chief Executive Officer, Dr. Seah Kok Wah was compensated $100.

On March 23, 2021, our company through its subsidiaries in Labuan, Angkasa-X Holdings Corp., acquired AngkasaX Sdn. Bhd., a private limited company incorporated in Malaysia. In consideration of the equity interests of AngkasaX Sdn. Bhd., our Chief Executive Officer, Dr. Seah Kok Wah was compensated MYR 100.

On September 30, 2021, we invested into AXSpace Sdn. Bhd., a private limited company incorporated in Malaysia, through our Malaysia subsidiary, AngkasaX Sdn. Bhd. with Silkwave Asia Sdn. Bhd. AngkasaX Sdn. Bhd. owns 50% equity interest in AXSpace Sdn. Bhd.

On November 8, 2021, we invested into AngkasaX Global Sdn. Bhd., a private limited company incorporated in Malaysia, through our Labuan subsidiary, Angkasa-X Holdings Corp. with B-Global Sdn. Bhd. Angkasa-X Holdings Corp. owns 51% equity interest in AngkasaX Global Sdn. Bhd.

On December 29, 2021, our Company through its subsidiary in Labuan, Angkasa-X Holdings Corp., invested MYR260,205 and subscribed to 260,205 shares in Mercu Tekun Sdn. Bhd., a private limited company incorporated in Malaysia., representing 51% of the total issued shares of Mercu Tekun Sdn. Bhd.

Variable Interest Entity (“VIE”)

AngkasaX Innovation Sdn. Bhd. (“AXI”) was incorporated in Malaysia on March 3, 2021. AXI’s principal activities are research and development and satellite Intellectual Property development. Our founders, Dato’ Dr. Kok Wah Seah and Dr. Kin Wan Lim, are the two shareholders and directors of AXI. Our Labuan subsidiary, Angkasa-X Holdings Corp. controls AXI through a series of contractual arrangements (the “VIE Agreements”). The VIE agreements include (i) an Exclusive Business Cooperation Agreement, (ii) a Loan Agreement, (iii) a Share Pledge Agreement, (iv) a Power of Attorney and (v) an Exclusive Option Agreement with the shareholder of AXI.

Set forth below is a more detailed description of each of the VIE agreements.

Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreement, Angkasa-X Holdings Corp. serves as the exclusive provider of information technology consulting services, management software development, computer hardware and software research, development and sales to AngkasaX Innovation Sdn. Bhd.. In consideration of such services, AngkasaX Innovation Sdn. Bhd. has agreed to pay a service fee to Angkasa-X Holdings Corp., which is based on the time of services rendered multiplied by the corresponding rate, plus amount of the services fees or ratio decided by the board of directors of Angkasa-X Holdings Corp.. The Agreement has a term of 10 years but may be extended Angkasa-X Holdings Corp. in its discretion.

Loan Agreement

Pursuant to the Loan Agreement, Angkasa-X Holdings Corp. granted interest-free loans to the shareholders of the AngkasaX Innovation Sdn. Bhd. for the sole purpose of increasing the registered capital of the AngkasaX Innovation Sdn. Bhd.. These loans are eliminated with the capital of AngkasaX Innovation Sdn. Bhd. during consolidation.

Share Pledge Agreement

Pursuant to the Share Pledge Agreement, the shareholders of AngkasaX Innovation Sdn. Bhd.. pledged to Angkasa-X Holdings Corp. a first security interest in all of their equity interests in AngkasaX Innovation Sdn. Bhd. to secure AngkasaX Innovation Sdn. Bhd.’s timely and complete payment and performance of its obligations under the Exclusive Business Cooperation Agreement. During the term of the Share Pledge Agreement, the pledgors agreed, among other things, not to transfer, place or permit the existence of any security interest or other encumbrance on their interest in AngkasaX Innovation Sdn. Bhd. without the prior written consent of Angkasa-X Holdings Corp.. The pledge shall remain in effect until 10 years or such extended term by Angkasa-X Holdings Corp as per the Exclusive Business Cooperation Agreement or upon the obligations under the principle agreement have been fulfilled, whichever is later. However, upon the full payment of the consulting and service fees under the Exclusive Business Cooperation Agreement and upon the termination of AngkasaX Innovation Sdn. Bhd.’s obligations under the Exclusive Business Cooperation Agreement, the Share Pledge Agreement shall be terminated and Angkasa-X Holdings Corp. shall terminate this agreement as soon as reasonably practicable.

Power of Attorney

Pursuant to the Power of Attorney, Dr. Seah Kok Wah and Dr. Lim Kin Wan, as the shareholders of AngkasaX Innovation Sdn. Bhd., granted to the Angkasa-X Holdings Corp.the right to (i) attend shareholders meetings of AngkasaX Innovation Sdn. Bhd. (ii) exercise all shareholder rights (including voting rights) with respect to such equity interests in AngkasaX Innovation Sdn. Bhd. and (iii) designate and appoint on behalf of such shareholders the legal representative, directors, supervisors, and other senior management members of AngkasaX Innovation Sdn. Bhd... The Power of Attorney is irrevocable and is continuously valid from the date of execution of such Power of Attorney, so long as such persons remain shareholders of AngkasaX Innovation Sdn. Bhd.

Exclusive Option Agreement

Pursuant to the Exclusive Option Agreement, the shareholders of AngkasaX Innovation Sdn. Bhd. granted Angkasa-X Holdings Corp.an irrevocable and exclusive right and option to purchase up to 49% of their equity interests in AngkasaX Innovation Sdn. Bhd.. The purchase price shall be equal to the capital paid in by the shareholders, adjusted pro rata for the purchase of less than all of the equity interests. The Agreement is effective for a term of 10 years, and may be renewed at Angkasa-X Holdings Corp.’s election.